Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	921,656,946.91	41,929
Yield Supplement Overcollateralization Amount 06/30/23	97,074,429.04	0
Receivables Balance 06/30/23	1,018,731,375.95	41,929
Principal Payments	33,140,585.08	691
Defaulted Receivables	594,269.31	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	92,666,537.85	0
Pool Balance at 07/31/23	892,329,983.71	41,218

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.71%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,928,969.07	309
Past Due 61-90 days	1,623,725.05	78
Past Due 91-120 days	260,574.09	11
Past Due 121+ days	0.00	0
Total	9,813,268.21	398

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	300,915.38
Aggregate Net Losses/(Gains) - July 2023	293,353.93
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.35%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	10,261,794.81
Actual Overcollateralization	10,261,794.81
Weighted Average Contract Rate	5.62%
Weighted Average Contract Rate, Yield Adjusted	10.39%
Weighted Average Remaining Term	56.36

Flow of Funds	$ Amount
Collections	38,133,189.60
Investment Earnings on Cash Accounts	16,925.44
Servicing Fee	(848,942.81)
Transfer to Collection Account	-
Available Funds	37,301,172.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,621,249.69
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,987,908.31
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,261,794.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,495,016.67

Total Distributions of Available Funds	37,301,172.23

Servicing Fee	848,942.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	911,057,892.02
Principal Paid	28,989,703.12
Note Balance @ 08/15/23	882,068,188.90

Class A-1
Note Balance @ 07/17/23	84,227,892.02
Principal Paid	28,989,703.12
Note Balance @ 08/15/23	55,238,188.90
Note Factor @ 08/15/23	25.4553866%

Class A-2a
Note Balance @ 07/17/23	230,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	230,000,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-2b
Note Balance @ 07/17/23	153,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	153,000,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-3
Note Balance @ 07/17/23	297,200,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	297,200,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-4
Note Balance @ 07/17/23	99,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	99,500,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	31,390,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	31,390,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	15,740,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	15,740,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,816,452.44
Total Principal Paid	28,989,703.12
Total Paid	32,806,155.56

Class A-1
Coupon	5.31600%
Interest Paid	360,691.91
Principal Paid	28,989,703.12
Total Paid to A-1 Holders	29,350,395.03

Class A-2a
Coupon	5.25000%
Interest Paid	1,006,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,006,250.00

Class A-2b
SOFR Rate	5.06794%
Coupon	5.77794%
Interest Paid	712,131.11
Principal Paid	0.00
Total Paid to A-2b Holders	712,131.11

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6562011
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7724372
Total Distribution Amount	31.4286383

A-1 Interest Distribution Amount	1.6621747
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	133.5931019
Total A-1 Distribution Amount	135.2552766

A-2a Interest Distribution Amount	4.3750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3750000

A-2b Interest Distribution Amount	4.6544517
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.6544517

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	103.07
Noteholders' Third Priority Principal Distributable Amount	542.95
Noteholders' Principal Distributable Amount	353.98

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	2,616,119.83
Investment Earnings	11,251.52
Investment Earnings Paid	(11,251.52)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,297,326.19	$2,544,279.58	$1,887,577.21
Number of Extensions	119	103	79
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.24%	0.17%